Loans and Advances to Customers - Summary of Movement in Impairment Loss Allowances (Parenthetical) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impairment loss recognised or reversed for cash-generating unit [abstract]
Mortgage write-offs of financial assets	£ 18	£ 22	£ 33
Contractual amount outstanding on financial assets, written off	£ 76